Investments (Invested Assets on Deposit and Pledged as Collateral) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Invested assets on deposit (regulatory deposits)	$ 1	$ 2
Invested assets pledged as collateral	236	161
Total invested assets on deposit and pledged as collateral	$ 237	$ 163